Intangible Assets and Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenue, Major Customer [Line Items]
Intangible amortization expense	$ 2	$ 2	$ 3	$ 3	$ 3
Estimated annual amortization expense fiscal 2013	2		2
Estimated annual amortization expense fiscal 2014	2		2
Estimated annual amortization expense fiscal 2015	2		2
Estimated annual amortization expense fiscal 2016	2		2
Estimated annual amortization expense fiscal 2017	2		2
Goodwill impairment charges				74
Goodwill partially offset related to acquisition			5
Decrease in goodwill	0.8			64.0
Estimated annual amortization expense fiscal 2018	$ 2
Minimum [Member]
Revenue, Major Customer [Line Items]
Estimated useful life of trademarks	10 years		10 years
Maximum [Member]
Revenue, Major Customer [Line Items]
Estimated useful life of trademarks	25 years		25 years